Capital Management	12 Months Ended
Dec. 31, 2017
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Capital Management

Note 14     Capital Management

(a) Capital management

The Company monitors and manages its consolidated capital in compliance with the Minimum Continuing Capital and Surplus Requirement (“MCCSR”) guideline, issued by the Office of the Superintendent of Financial Institutions (“OSFI”). Under this framework, the Company’s consolidated available capital is measured against a required amount of risk capital determined in accordance with the guideline.

The Company’s operating activities are conducted within MLI or its subsidiaries. MLI is regulated by OSFI and is also subject to consolidated risk-based capital requirements using the OSFI MCCSR framework.

OSFI will be implementing a revised approach to the regulatory capital framework in Canada in the first quarter of 2018.

The Company seeks to manage its capital with the objectives of:

∎	Operating with sufficient capital to be able to honour all commitments to its policyholders and creditors with a high degree of confidence;
∎	Retaining the ongoing confidence of regulators, policyholders, rating agencies, investors and other creditors in order to ensure access to capital markets; and
∎	Optimizing return on capital to meet shareholders’ expectations subject to constraints and considerations of adequate levels of capital established to meet the first two objectives.

Capital is managed and monitored in accordance with the Capital Management Policy. The policy is reviewed and approved by the Board of Directors annually and is integrated with the Company’s risk and financial management frameworks. It establishes guidelines regarding the quantity and quality of capital, internal capital mobility, and proactive management of ongoing and future capital requirements.

The capital management framework takes into account the requirements of the Company as a whole as well as the needs of each of the Company’s subsidiaries. Internal capital targets are set above the regulatory requirements, and consider a number of factors, including expectations of regulators and rating agencies, results of sensitivity and stress testing and our own risk assessments. The Company monitors against these internal targets and initiates actions appropriate to achieving its business objectives.

The following measure of consolidated capital serves as the foundation of the Company’s capital management activities at the MFC level. For regulatory reporting purposes, the numbers are further adjusted for various additions or deductions to capital, as mandated by the OSFI guideline.

Consolidated capital

As at December 31,	2017	2016
Total equity	$42,163	$42,823
Adjusted for AOCI loss on cash flow hedges	(109)	(232)
Total equity excluding AOCI on cash flow hedges	42,272	43,055
Qualifying capital instruments	8,387	7,180
Total capital	$50,659	$50,235

(b) Restrictions on dividends and capital distributions

Dividends and capital distributions are restricted under the Insurance Company Act (“ICA”). These restrictions apply to both the Company and its primary operating subsidiary MLI. The ICA prohibits the declaration or payment of any dividend on shares of an insurance company if there are reasonable grounds for believing a company does not have adequate capital and adequate and appropriate forms of liquidity or the declaration or the payment of the dividend would cause the company to be in contravention of any regulation made under the ICA respecting the maintenance of adequate capital and adequate and appropriate forms of liquidity, or of any direction made to the company by OSFI. The ICA also requires an insurance company to notify OSFI of the declaration of a dividend at least 15 days prior to the date fixed for its payment. Similarly, the ICA prohibits the purchase for cancellation of any shares issued by an insurance company or the redemption of any redeemable shares or other similar capital transactions, if there are reasonable grounds for believing that the company does not have adequate capital and adequate and appropriate forms of liquidity or the payment would cause the company to be in contravention of any regulation made under the ICA respecting the maintenance of adequate capital and adequate and appropriate forms of liquidity, or any direction made to the company by OSFI. These latter transactions would require the prior approval of OSFI.

The ICA requires Canadian insurance companies to maintain adequate levels of capital at all times.

Since the Company is a holding company that conducts all of its operations through regulated insurance subsidiaries (or companies owned directly or indirectly by these subsidiaries), its ability to pay future dividends will depend on the receipt of sufficient funds from its regulated insurance subsidiaries. These subsidiaries are also subject to certain regulatory restrictions under laws in Canada, the United States and certain other countries that may limit their ability to pay dividends or make other upstream distributions.

The Company and MLI have covenanted for the benefit of holders of the outstanding Trust II Notes – Series I (the “Notes”) that, if interest is not paid in full in cash on the Notes on any interest payment date or if MLI elects that holders of Notes invest interest payable on the Notes on any interest payment date in a new series of Manufacturers Life Class 1 Shares, MLI will not declare or pay cash dividends on any MLI Public Preferred Shares (as defined below), if any are outstanding, and if no MLI Public Preferred Shares are outstanding, MFC will not declare or pay cash dividends on its Preferred Shares and Common Shares, in each case, until the sixth month following such deferral date. “MLI Public Preferred Shares” means, at any time, preferred shares of MLI which at that time: (a) have been issued to the public (excluding any preferred shares of MLI held beneficially by affiliates of MLI); (b) are listed on a recognized stock exchange; and (c) have an aggregate liquidation entitlement of at least $200, however, if at any time, there is more than one class of MLI Public Preferred Shares outstanding, then the most senior class or classes of outstanding MLI Public Preferred Shares shall, for all purposes, be the MLI Public Preferred Shares.